Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0002100457
Registrant Name	Bitzero Holdings Inc.
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A